Non-Controlling Interests - Share of Ownership and Equity Participation in TransAlta Renewables (Details) - TransAlta Renewables	1 Months Ended			4 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended	19 Months Ended
	Dec. 31, 2018	Jul. 30, 2018	Jan. 05, 2016	Nov. 29, 2018	Nov. 25, 2015	Jun. 21, 2018	May 06, 2015	Jul. 31, 2017
Disclosure of subsidiaries [line items]
Equity participation percentage	60.90%	61.10%	66.60%	61.00%	76.10%	64.00%	70.30%	64.00%
Proportion of equity participation in subsidiary	60.90%	61.10%	62.00%	61.00%	72.80%	64.00%	70.30%	59.80%